Net Incremental Impact of Accounting Change on the Consolidated Balance Sheet (Detail) In Thousands	Dec. 31, 2010 USD ($)		Dec. 31, 2010 KRW		Dec. 31, 2009 USD ($)	Dec. 31, 2009 KRW		Dec. 31, 2008 KRW	Dec. 31, 2007 KRW	Dec. 31, 2009 Net Increase (Decrease) KRW	Dec. 31, 2009 Beginning Balance Sheet January 1, 2010 KRW
ASSETS
Cash and cash equivalents	$ 5,031,852		5,689,011,000		$ 3,859,124	4,363,125,000		1,364,777,000	3,579,806,000	5,319,000	4,368,444,000
Restricted cash	4,916,582		5,558,687,000			7,973,917,000					7,973,917,000
Interest-bearing deposits	2,104,108		2,378,905,000			2,164,004,000				296,624,000	2,460,628,000
Call loans and securities purchased under resale agreements	1,983,746		2,242,824,000			1,346,244,000					1,346,244,000
Trading assets	13,513,534		15,278,402,000			11,297,076,000				1,915,141,000	13,212,217,000
Securities:
Available-for-sale securities	24,233,133		27,397,981,000			27,611,895,000				132,449,000	27,744,344,000
Held-to-maturity securities	11,133,043	[1]	12,587,018,000	[1]		12,793,618,000	[1]				12,793,618,000
Loans	156,190,873		176,589,401,000			165,593,546,000				1,593,691,000	167,187,237,000
Customers' liability on acceptances	3,503,207		3,960,725,000			2,780,290,000					2,780,290,000
Premises and equipment, net (Note 9)	2,093,900		2,367,364,000			2,437,014,000					2,437,014,000
Intangible assets	868,069		981,440,000			1,266,604,000					1,266,604,000
Goodwill	3,365,843		3,805,422,000			3,805,422,000		3,892,393,000			3,805,422,000
Security deposits	1,233,994		1,395,153,000			1,323,666,000					1,323,666,000
Other assets	8,668,190		9,800,256,000			10,153,495,000				76,512,000	10,230,007,000
Total Assets	238,840,074		270,032,589,000			254,909,916,000		260,973,133,000		4,019,736,000	258,929,652,000
Deposits:
Interest-bearing	132,508,666		149,814,297,000			140,808,902,000				3,495,532,000	144,304,434,000
Non-interest-bearing	2,722,347		3,077,886,000			2,889,587,000					2,889,587,000
Trading liabilities	3,198,088		3,615,758,000			4,565,034,000				62,933,000	4,627,967,000
Acceptances outstanding	3,503,207		3,960,725,000			2,780,290,000					2,780,290,000
Short-term borrowings	7,138,917		8,071,259,000			9,714,857,000				(459,683,000)	9,255,174,000
Secured Borrowings	7,337,605		8,295,896,000			7,944,390,000				691,365,000	8,635,755,000
Long-term debt	41,124,887		46,495,799,000			44,794,981,000				930,000	44,795,911,000
Future policy benefits	9,152,085		10,347,347,000			8,310,238,000					8,310,238,000
Accrued expenses and other liabilities	11,626,947		13,145,427,000			12,552,247,000				240,583,000	12,792,830,000
Total liabilities	218,312,749		246,824,394,000			234,360,526,000				4,031,660,000	238,392,186,000
Equity	20,527,325		23,208,195,000		18,175,652	20,549,390,000		17,964,143,000	17,121,542,000	(11,924,000)	20,537,466,000
Total liabilities and equity	$ 238,840,074		270,032,589,000			254,909,916,000				4,019,736,000	258,929,652,000

[1]	On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.